Guarantees, commitments and risks - Other information about financial instruments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Guarantees, commitments and risks
Financial assets held for trading	€ 6,760	€ 6,552
Non-hedging and trading derivatives	(125)	177
Other investments valued at fair value	929	919	€ 219
Trade receivables and other	12,926	14,145
Financing receivables	1,503	1,489
Securities	55	64
Trade payables and other	15,699	16,902
Financing payables	24,518	25,865
Net assets (liabilities) for hedging derivatives	(2)
Financial assets held for trading, Finance income (expense) recognized in profit and loss account	127	32
Non-hedging and trading derivatives, Finance income (expense) recognized in profit and loss account	273	(178)
Other investments valued at fair value, Finance income (expense) recognized in profit and loss account	247	231
Other investments valued at fair value, Finance income (expense) recognized in other comprehensive income	(3)	15
Trade receivables and other, Finance income (expense) recognized in profit and loss account	(409)	(343)
Financing receivables, Finance income (expense) recognized in profit and loss account	110	(139)
Trade payables and other, Finance income (expense) recognized in profit and loss account	33	(28)
Financing payables, Finance income (expense) recognized in profit and loss account	(802)	(615)
Net assets (liabilities) for hedging derivatives, Finance income (expense) recognized in profit and loss account	(739)	642
Net assets (liabilities) for hedging derivatives, Finance income (expense) recognized in other comprehensive income	(679)	(243)
Other operating income (loss)
Guarantees, commitments and risks
Non-hedging and trading derivatives, Finance income (expense) recognized in profit and loss account	287	129
Financial income (expense)
Guarantees, commitments and risks
Non-hedging and trading derivatives, Finance income (expense) recognized in profit and loss account	(14)	(307)
Trade receivables and other, Finance income (expense) recognized in profit and loss account	23	69
Financing receivables, Finance income (expense) recognized in profit and loss account	99	129
Interest income calculated on the basis of the effective interest rate
Guarantees, commitments and risks
Trade receivables and other, Finance income (expense) recognized in profit and loss account	26	38
Interest expense calculated on the basis of the effective interest rate
Guarantees, commitments and risks
Financing payables, Finance income (expense) recognized in profit and loss account	(647)	(605)
Net (impairment losses) reversal of trade and other receivables
Guarantees, commitments and risks
Trade receivables and other, Finance income (expense) recognized in profit and loss account	(432)	(415)
Net revaluations or impairments
Guarantees, commitments and risks
Financing receivables, Finance income (expense) recognized in profit and loss account	€ 4	€ (275)